Fair Value of Financial Assets and Liabilities - Narrative (Details)	12 Months Ended
Dec. 31, 2016
Jackpot liabilities, annuity
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Period of treasury yield curve rate for estimated funding rate (in years)	10 years
Treasury yield curve rate used for estimated funding rate (as a percent)	2.45%
Period of credit default swap rate for nonperformance risk (in years)	10 years
Credit default swap rate used for nonperformance risk (as a percent)	2.13%
Jackpot liabilities, annuity | Minimum
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Expected annuity period (in years)	1 year
Jackpot liabilities, annuity | Maximum
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Expected annuity period (in years)	25 years
Jackpot liabilities, annuity | Average
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Expected annuity period (in years)	10 years
Jackpot liabilities, lump-sum, current
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Period of treasury yield curve rate for estimated funding rate (in years)	1 year
Treasury yield curve rate used for estimated funding rate (as a percent)	0.85%
Period of credit default swap rate for nonperformance risk (in years)	1 year
Credit default swap rate used for nonperformance risk (as a percent)	0.18%
Jackpot liabilities, lump-sum, noncurrent
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Period of treasury yield curve rate for estimated funding rate (in years)	2 years
Treasury yield curve rate used for estimated funding rate (as a percent)	1.20%
Period of credit default swap rate for nonperformance risk (in years)	2 years
Credit default swap rate used for nonperformance risk (as a percent)	0.35%
Customer financing receivables | Minimum
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Credit risk of each customer (as a percent)	4.30%
Customer financing receivables | Maximum
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Credit risk of each customer (as a percent)	13.10%